GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Mar. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Changes in carrying amount of goodwill

	Thousands of Yen
	Japan	U.S.	Other	Total
Fiscal year ended March 31, 2014
Goodwill	¥—	¥—	¥—	¥—
Accumulated impairment losses	—	—	—	—
Balance at March 31, 2014	—	—	—	—

Acquisition	—	150,881	—	150,881
Translation adjustments	—	24,546	—	24,546
Goodwill	—	175,427	—	175,427
Accumulated impairment losses	—	—	—	—
Balance at March 31, 2015	—	175,427	—	175,427

Acquisition	—	2,162,944	—	2,162,944
Translation adjustments	—	(206,234)	—	(206,234)
Goodwill	—	2,132,137	—	2,132,137
Accumulated impairment losses	—	—	—	—
Balance at March 31, 2016	¥—	¥2,132,137	¥—	¥2,132,137

Intangible assets except for capitalized computer software costs
Finite-Lived Intangible Assets [Line Items]
Components of intangible assets subject to amortization

	Thousands of Yen
	2015		2016
	Gross		Gross
	carrying	Accumulated	carrying	Accumulated
	amount	amortization	amount	amortization
Customer relationships	¥387,909	¥15,085	¥2,068,580	¥114,164
Licenses	42,060	8,178	39,788	21,164
Trademarks	28,326	6,075	84,307	22,759
Noncompete agreements	—	—	46,875	10,416
Favorable leases	—	—	114,522	21,558
Other	18,313	2,345	32,841	5,233
	¥476,608	¥31,683	¥2,386,913	¥195,294

Estimated aggregate amortization expense of intangible assets except for capitalized software costs for each of the next five years

Year Ending March 31,	Thousands of Yen
2017	¥239,528
2018	223,320
2019	154,987
2020	145,247
2021	145,247